Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 0.7%
California — 0.3%
$ 4,500,000 University of California University &
College Improvements Revenue
Bonds, Series BG,
1.61%, 05/15/30 ........... $ 4,243,994
New Jersey — 0.1%
1,750,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.48%, 01/01/28 ........... 1,684,122
Pennsylvania — 0.3%
5,000,000 Pennsylvania State University
Refunding Revenue Bonds, Series
D,
1.65%, 09/01/25 ........... 5,003,501
Total Municipal Bonds
(Cost $11,250,000)
10,931,617
CORPORATE BONDS — 35.3%
Banks — 7.2%
1,500,000 ANZ New Zealand Int'l Ltd.,
1.25%, 06/22/26(a) ......... 1,445,647
4,000,000 Banco Santander SA,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.450%),
0.70%, 06/30/24(b) ......... 3,955,120
6,425,000 Bank of America Corp.,
(3 mo. LIBOR USD + 0.810%),
3.37%, 01/23/26(b) ......... 6,645,879
5,470,000 Bank of America Corp.,
(SOFR RATE + 0.960%),
1.73%, 07/22/27(b) ......... 5,303,849
3,675,000 Bank of New York Mellon Corp. (The)
MTN,
1.60%, 04/24/25 ........... 3,642,183
6,140,000 Barclays Plc,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
1.200%),
2.67%, 03/10/32(b) ......... 5,854,908
5,000,000 BNP Paribas SA,
(SOFR RATE + 1.004%),
1.32%, 01/13/27(a)(b) ....... 4,771,619
5,000,000 BPCE SA,
1.00%, 01/20/26(a) ......... 4,767,183
5,560,000 Canadian Imperial Bank of
Commerce,
3.10%, 04/02/24 ........... 5,729,753
Principal
Amount Value
Banks (continued)
$ 6,295,000 Citigroup, Inc.,
(3 mo. LIBOR USD + 1.390%),
3.67%, 07/24/28(b) ......... $ 6,614,467
4,000,000 Credit Suisse AG,
1.25%, 08/07/26 ........... 3,809,917
2,000,000 Danske Bank A/S,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.550%),
0.98%, 09/10/25(a)(b) ....... 1,941,402
5,000,000 Deutsche Bank AG,
(SOFR RATE + 1.318%),
2.55%, 01/07/28(b) ......... 4,896,770
4,570,000 HSBC Holdings Plc,
(SOFR RATE + 1.285%),
2.21%, 08/17/29(b) ......... 4,350,105
7,136,000 JPMorgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(b) ......... 6,853,437
3,369,000 JPMorgan Chase & Co.,
(3 mo. LIBOR USD + 1.260%),
4.20%, 07/23/29(b) ......... 3,645,970
4,000,000 Macquarie Group Ltd.,
(SOFR RATE + 0.694%),
1.20%, 10/14/25(a)(b) ....... 3,907,704
5,000,000 Mitsubishi UFJ Financial Group, Inc.,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
0.750%),
1.54%, 07/20/27(b) ......... 4,808,741
5,000,000 Mizuho Financial Group, Inc.,
(3 mo. LIBOR USD + 1.000%),
3.92%, 09/11/24(b) ......... 5,179,334
2,500,000 Mizuho Financial Group, Inc.,
2.56%, 09/13/31 ........... 2,361,282
2,875,000 Morgan Stanley,
(SOFR RATE + 0.879%),
1.59%, 05/04/27(b) ......... 2,775,091
2,555,000 Morgan Stanley GMTN,
(SOFR RATE + 0.858%),
1.51%, 07/20/27(b) ......... 2,450,377
2,000,000 NatWest Markets Plc,
1.60%, 09/29/26(a) ......... 1,925,704
5,000,000 Standard Chartered Plc,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
1.200%),
2.68%, 06/29/32(a)(b) ....... 4,714,215
6,000,000 Truist Bank, Series BKNT,
1.25%, 03/09/23 ........... 6,010,853

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Banks (continued)
$ 4,500,000 Westpac Banking Corp.,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
1.530%),
3.02%, 11/18/36(b) ......... $ 4,303,234
112,664,744
Communication Services — 1.3%
5,720,000 Comcast Corp.,
4.15%, 10/15/28 ........... 6,294,473
3,093,000 Discovery Communications LLC,
3.80%, 03/13/24 ........... 3,208,166
5,000,000 Morgan Stanley Domestic Holdings,
Inc.,
4.50%, 06/20/28 ........... 5,479,964
6,176,000 Omnicom Group, Inc.,
2.45%, 04/30/30 ........... 6,020,266
21,002,869
Consumer Discretionary — 5.8%
7,325,000 Amazon.com, Inc.,
1.65%, 05/12/28 ........... 7,092,719
5,500,000 American Honda Finance Corp.
MTN,
0.88%, 07/07/23 ........... 5,465,983
2,500,000 Brown University in Providence in
the State of Rhode Island and
Providence Plant, Series A,
1.91%, 09/01/30 ........... 2,391,128
8,500,000 DR Horton, Inc.,
1.40%, 10/15/27 ........... 8,008,010
5,465,000 Equifax, Inc.,
2.60%, 12/01/24 ........... 5,560,341
6,250,000 Estee Lauder Cos., Inc. (The),
2.60%, 04/15/30 ........... 6,304,078
2,300,000 General Motors Financial Co., Inc.,
1.70%, 08/18/23 ........... 2,301,148
2,616,000 General Motors Financial Co., Inc.,
4.35%, 04/09/25 ........... 2,773,352
5,210,000 Hasbro, Inc.,
3.50%, 09/15/27 ........... 5,437,252
5,000,000 Lowe's Cos., Inc.,
2.50%, 04/15/26 ........... 5,104,372
4,205,000 McDonald's Corp. MTN,
3.30%, 07/01/25 ........... 4,392,243
5,105,000 Moody's Corp.,
3.75%, 03/24/25 ........... 5,365,376
3,060,000 PayPal Holdings, Inc.,
1.65%, 06/01/25 ........... 3,035,965
5,500,000 Ross Stores, Inc.,
0.88%, 04/15/26 ........... 5,241,375
Principal
Amount Value
Consumer Discretionary (continued)
$ 3,535,000 Southwest Airlines Co.,
5.25%, 05/04/25 ........... $ 3,857,494
3,693,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 4,124,358
1,000,000 Starbucks Corp.,
1.30%, 05/07/22 ........... 1,002,230
4,995,000 Toyota Motor Credit Corp. MTN,
1.45%, 01/13/25 ........... 4,958,611
4,985,000 Verisk Analytics, Inc.,
4.00%, 06/15/25 ........... 5,262,059
1,340,000 VF Corp.,
2.05%, 04/23/22 ........... 1,344,531
1,830,000 Walmart, Inc.,
1.80%, 09/22/31 ........... 1,745,972
90,768,597
Consumer Staples — 1.8%
5,000,000 Bunge Ltd. Finance Corp.,
1.63%, 08/17/25 ........... 4,906,343
5,000,000 Conagra Brands, Inc.,
4.60%, 11/01/25 ........... 5,394,823
4,125,000 Conagra Brands, Inc.,
1.38%, 11/01/27 ........... 3,825,131
1,965,000 Constellation Brands, Inc.,
3.15%, 08/01/29 ........... 2,003,840
5,000,000 Diageo Capital Plc,
2.63%, 04/29/23 ........... 5,072,773
4,950,000 General Mills, Inc.,
4.00%, 04/17/25 ........... 5,235,471
1,426,000 Kroger Co. (The),
2.80%, 08/01/22 ........... 1,436,891
27,875,272
Diversified Financials — 4.1%
5,950,000 Ally Financial, Inc.,
2.20%, 11/02/28 ........... 5,671,665
1,760,000 American Express Co.,
3.70%, 08/03/23 ........... 1,818,622
2,000,000 American Tower Corp. REIT,
2.40%, 03/15/25 ........... 2,010,770
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 4,744,247
5,000,000 Athene Global Funding,
1.73%, 10/02/26(a) ......... 4,822,541
5,000,000 Blackstone Holdings Finance Co. LLC,
2.00%, 01/30/32(a) ......... 4,620,124
5,000,000 Capital One Financial Corp.,
(SOFR RATE + 0.690%),
1.34%, 12/06/24(b) ......... 4,962,756

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Diversified Financials (continued)
$ 5,000,000 Capital One Financial Corp.,
(SOFR RATE + 1.337%),
2.36%, 07/29/32(b) ......... $ 4,584,723
2,570,000 Charles Schwab Corp. (The),
2.00%, 03/20/28 ........... 2,529,115
3,270,000 Goldman Sachs Group, Inc. (The),
(3 mo. LIBOR USD + 1.000%),
1.26%, 07/24/23(c) ......... 3,280,371
5,220,000 Invitation Homes Operating
Partnership LP REIT,
2.00%, 08/15/31 ........... 4,747,904
5,000,000 Kimco Realty Corp. REIT,
1.90%, 03/01/28 ........... 4,794,455
1,800,000 Mastercard, Inc.,
3.50%, 02/26/28 ........... 1,930,184
5,000,000 New York Life Global Funding,
1.10%, 05/05/23(a) ......... 4,998,355
6,070,000 Public Storage REIT,
1.85%, 05/01/28 ........... 5,876,641
2,525,000 Visa, Inc.,
1.90%, 04/15/27 ........... 2,511,738
63,904,211
Energy — 2.9%
6,235,000 BP Capital Markets America, Inc.,
3.94%, 09/21/28 ........... 6,743,760
6,253,000 Chevron USA, Inc.,
0.69%, 08/12/25 ........... 6,029,391
1,500,000 Enbridge, Inc.,
1.60%, 10/04/26 ........... 1,452,678
5,567,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 6,133,982
8,525,000 Pioneer Natural Resources Co.,
1.13%, 01/15/26 ........... 8,154,367
5,370,000 Sabine Pass Liquefaction LLC,
5.88%, 06/30/26 ........... 6,051,748
3,555,000 Valero Energy Corp.,
1.20%, 03/15/24 ........... 3,509,505
5,000,000 Williams Cos., Inc. (The),
3.35%, 08/15/22 ........... 5,036,558
1,560,000 Williams Cos., Inc. (The),
4.50%, 11/15/23 ........... 1,632,250
44,744,239
Health Care — 2.6%
4,000,000 AbbVie, Inc.,
2.60%, 11/21/24 ........... 4,069,868
5,000,000 Anthem, Inc.,
3.65%, 12/01/27 ........... 5,315,629
2,000,000 Baxter International, Inc.,
2.54%, 02/01/32(a) ......... 1,938,009
Principal
Amount Value
Health Care (continued)
$ 3,000,000 Bristol-Myers Squibb Co.,
2.90%, 07/26/24 ........... $ 3,093,776
2,714,000 Cigna Corp.,
3.75%, 07/15/23 ........... 2,799,832
5,000,000 HCA, Inc.,
5.00%, 03/15/24 ........... 5,298,507
5,000,000 Kaiser Foundation Hospitals,
3.15%, 05/01/27 ........... 5,229,110
6,320,000 Merck & Co., Inc.,
1.45%, 06/24/30 ........... 5,856,690
5,000,000 Stryker Corp.,
1.15%, 06/15/25 ........... 4,856,657
2,550,000 Thermo Fisher Scientific, Inc.,
1.22%, 10/18/24 ........... 2,514,553
40,972,631
Industrials — 1.9%
4,175,000 General Dynamics Corp.,
3.63%, 04/01/30 ........... 4,528,585
6,206,000 Jabil, Inc.,
4.70%, 09/15/22 ........... 6,343,579
3,500,000 Magna International, Inc.,
3.63%, 06/15/24 ........... 3,647,621
2,522,000 Precision Castparts Corp.,
3.25%, 06/15/25 ........... 2,633,414
6,889,000 Union Pacific Corp.,
3.95%, 09/10/28 ........... 7,489,433
5,000,000 Waste Management, Inc.,
1.15%, 03/15/28 ........... 4,636,869
29,279,501
Information Technology — 2.2%
4,165,000 Adobe, Inc.,
3.25%, 02/01/25 ........... 4,341,057
3,275,000 Broadcom, Inc.,
4.70%, 04/15/25 ........... 3,518,600
3,000,000 Broadcom, Inc.,
3.15%, 11/15/25 ........... 3,086,870
4,871,000 Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 ........... 5,293,849
8,000,000 NVIDIA Corp.,
2.00%, 06/15/31 ........... 7,666,147
5,475,000 Oracle Corp.,
2.50%, 05/15/22 ........... 5,488,368
4,670,000 Roper Technologies, Inc.,
2.95%, 09/15/29 ........... 4,716,120
34,111,011
Materials — 2.3%
5,200,000 Air Products and Chemicals, Inc.,
1.50%, 10/15/25 ........... 5,131,524

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
Materials (continued)
$ 4,730,000 DuPont de Nemours, Inc.,
4.49%, 11/15/25 ........... $ 5,116,618
10,000,000 Georgia-Pacific LLC,
1.75%, 09/30/25(a) ......... 9,900,695
7,000,000 International Flavors & Fragrances,
Inc.,
1.83%, 10/15/27(a) ......... 6,687,853
5,250,000 Nucor Corp.,
2.00%, 06/01/25 ........... 5,238,523
3,996,000 Sherwin-Williams Co. (The),
3.45%, 08/01/25 ........... 4,156,182
36,231,395
Telecommunication Services — 0.9%
6,000,000 T-Mobile USA, Inc.,
3.88%, 04/15/30 ........... 6,302,716
7,935,000 Verizon Communications, Inc.,
1.75%, 01/20/31 ........... 7,236,600
13,539,316
Utilities — 2.3%
5,000,000 Dominion Energy, Inc., Series B,
3.60%, 03/15/27 ........... 5,304,552
5,000,000 Eversource Energy, Series N,
3.80%, 12/01/23 ........... 5,191,804
4,180,000 Florida Power & Light Co.,
2.75%, 06/01/23 ........... 4,240,649
1,500,000 NextEra Energy Capital Holdings,
Inc.,
2.44%, 01/15/32 ........... 1,446,694
5,000,000 Public Service Co. of Colorado, Series
35,
1.90%, 01/15/31 ........... 4,758,816
4,329,864 SCE Recovery Funding LLC, Series
A-1,
0.86%, 11/15/31 ........... 4,061,852
5,000,000 Southern Co. Gas Capital Corp.,
2.45%, 10/01/23 ........... 5,080,778
5,000,000 Xcel Energy, Inc.,
3.30%, 06/01/25 ........... 5,200,543
35,285,688
Total Corporate Bonds
(Cost $562,398,192)
550,379,474
Principal
Amount Value
ASSET-BACKED SECURITIES — 7.2%
CAYMAN ISLANDS — 3.7%
Collateralized Loan Obligations — 3.7%
$ 3,500,000 AGL CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.500%),
1.74%, 04/15/34(a)(c) ....... $ 3,466,783
5,000,000 Aimco CLO 14 Ltd., Series 2021-14A,
Class A,
(3 mo. LIBOR USD + 0.990%),
1.24%, 04/20/34(a)(c) ....... 4,996,528
4,500,000 Benefit Street Partners CLO XVIII
Ltd., Series 2019-18A, Class BR,
(3 mo. LIBOR USD + 1.700%),
1.94%, 10/15/34(a)(c) ....... 4,466,933
1,487,079 BlueMountain CLO Ltd., Series 2015-
2A, Class A1R,
(3 mo. LIBOR USD + 0.930%),
1.17%, 07/18/27(a)(c) ....... 1,486,336
4,500,000 CIFC Funding Ltd., Series 2019-5A,
Class A2RS,
(3 mo. LIBOR USD + 1.750%),
1.99%, 01/15/35(a)(c) ....... 4,492,187
1,500,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. LIBOR USD + 1.450%),
1.61%, 05/15/30(a)(c) ....... 1,497,052
2,000,000 Flatiron CLO 19 Ltd., Series 2019-1A,
Class BR,
(3 mo. LIBOR USD + 1.550%),
1.71%, 11/16/34(a)(c) ....... 1,990,858
5,750,000 GoldentTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class B,
(3 mo. LIBOR USD + 1.600%),
1.85%, 07/20/34(a)(c) ....... 5,752,183
4,700,000 Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A2,
(3 mo. LIBOR USD + 1.750%),
1.99%, 04/15/34(a)(c) ....... 4,699,984
1,500,000 LCM XXIV Ltd., Series 24A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
1.65%, 03/20/30(a)(c) ....... 1,487,205
1,750,000 OCP CLO Ltd., Series 2019-17A,
Class BR,
(3 mo. LIBOR USD + 1.600%),
1.85%, 07/20/32(a)(c) ....... 1,744,957

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 4,500,000 Octagon 55 Ltd., Series 2021-1A,
Class B,
(3 mo. LIBOR USD + 1.650%),
1.90%, 07/20/34(a)(c) ....... $ 4,484,475
4,500,000 Palmer Square CLO Ltd., Series 2022-
1A, Class B,
(3 mo. TeraSaffroncoin +
1.800%),
0.00%, 04/20/35(a)(c)(d)(e) ... 4,500,000
4,000,000 Palmer Square Loan Funding Ltd.,
Series 2021-3A, Class A2,
(3 mo. LIBOR USD + 1.400%),
1.65%, 07/20/29(a)(c) ....... 3,999,992
5,000,000 Rad CLO 1 Ltd., Series 2018-1A,
Class BR,
(3 mo. LIBOR USD + 1.400%),
1.64%, 07/15/31(a)(c) ....... 4,976,566
3,000,000 Regatta XXI Funding Ltd., Series
2021-3A, Class B,
(3 mo. LIBOR USD + 1.700%),
1.83%, 10/20/34(a)(c) ....... 2,994,574
57,036,613
UNITED STATES — 3.5%
Other Asset-Backed Securities — 3.5%
2,100,000 BMW Vehicle Lease Trust, Series
2021-1, Class A4,
0.37%, 07/25/24 ........... 2,073,408
2,750,000 Capital One Prime Auto Receivables
Trust, Series 2021-1, Class A3,
0.77%, 09/15/26 ........... 2,714,043
1,500,000 CarMax Auto Owner Trust, Series
2021-1, Class B,
0.74%, 10/15/26 ........... 1,454,382
350,000 CarMax Auto Owner Trust, Series
2021-2, Class A3,
0.52%, 02/17/26 ........... 346,900
1,500,000 CNH Equipment Trust, Series 2021-
C, Class A4,
1.16%, 10/16/28 ........... 1,471,754
2,000,000 Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.96%, 02/15/30(a) ......... 1,973,106
3,000,000 Drive Auto Receivables Trust, Series
2021-1, Class A3,
0.44%, 11/15/24 ........... 2,996,768
128,363 DT Auto Owner Trust, Series 2019-
1A, Class C,
3.61%, 11/15/24(a) ......... 128,506
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,864,501 Enterprise Fleet Financing LLC, Series
2020-2, Class A2,
0.61%, 07/20/26(a) ......... $ 1,854,674
1,750,000 Enterprise Fleet Financing LLC, Series
2021-3, Class A2,
0.77%, 08/20/27(a) ......... 1,730,006
4,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%, 04/15/33(a) ......... 3,879,864
9,300 GM Financial Consumer Automobile
Receivables Trust, Series 2018-3,
Class A3,
3.02%, 05/16/23 ........... 9,311
1,000,000 HPEFS Equipment Trust, Series 2021-
2A, Class B,
0.61%, 09/20/28(a) ......... 983,912
1,250,000 Hyundai Auto Lease Securitization
Trust, Series 2020-B, Class B,
0.81%, 10/15/24(a) ......... 1,243,951
2,006,455 Navient Private Education Refi Loan
Trust, Series 2021-BA, Class A,
0.94%, 07/15/69(a) ......... 1,964,193
3,199,414 Navient Private Education Refi Loan
Trust, Series 2021-CA, Class A,
1.06%, 10/15/69(a) ......... 3,128,626
5,000,000 PFS Financing Corp., Series 2020-A,
Class A,
1.27%, 06/15/25(a) ......... 4,997,346
2,000,000 PFS Financing Corp., Series 2021-A,
Class A,
0.71%, 04/15/26(a) ......... 1,957,676
1,750,000 Santander Drive Auto Receivables
Trust, Series 2020-4, Class B,
0.73%, 03/17/25 ........... 1,750,607
1,269,909 Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX,
3.34%, 08/25/47(a) ......... 1,287,260
834,019 Sofi Professional Loan Program Trust,
Series 2021-A, Class AFX,
1.03%, 08/17/43(a) ......... 812,569
2,000,000 Tesla Auto Lease Trust, Series 2021-B,
Class A3,
0.60%, 09/22/25(a) ......... 1,968,819
2,470,891 Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3,
0.44%, 10/15/24 ........... 2,464,715
5,500,000 Verizon Owner Trust, Series 2020-B,
Class A,
0.47%, 02/20/25 ........... 5,470,713

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,500,000 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%, 04/21/25 ........... $ 2,459,725
599,132 World Omni Auto Receivables Trust,
Series 2019-A, Class A3,
3.04%, 05/15/24 ........... 603,995
3,500,000 World Omni Auto Receivables Trust,
Series 2020-C, Class A3,
0.48%, 11/17/25 ........... 3,479,984
55,206,813
Total Asset-Backed Securities
(Cost $113,043,319)
112,243,426
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
612,363 JP Morgan Tax-Exempt Pass-Through
Trust, Series 2012-AMT1,
Class A,
3.00%, 01/27/38(a) ......... 575,212
Total Non-Agency Mortgage-Backed Securities
(Cost $621,188)
575,212
U.S. GOVERNMENT SECURITIES — 55.3%
U.S. Treasury Bonds — 3.4%
56,000,000 1.88%, 02/15/41 ............... 53,464,687
U.S. Treasury Inflation Indexed Bonds — 2.7%
39,274,523 0.63%, 01/15/24(f) ............. 41,383,484
U.S. Treasury Notes — 49.2%
1,000,000 1.63%, 12/15/22 ............... 1,007,930
75,000,000 0.13%, 06/30/23 ............... 74,103,516
53,595,000 2.75%, 07/31/23 ............... 54,983,027
98,073,000 2.25%, 01/31/24 ............... 100,187,699
100,000,000 0.25%, 06/15/24 ............... 97,648,438
74,871,000 2.38%, 08/15/24 ............... 76,897,781
24,486,000 2.00%, 02/15/25 ............... 24,925,027
35,139,000 2.00%, 08/15/25 ............... 35,755,305
56,783,000 2.25%, 11/15/25 ............... 58,309,043
59,079,000 1.63%, 02/15/26 ............... 59,265,930
29,558,000 2.00%, 11/15/26 ............... 30,104,130
6,853,000 0.50%, 04/30/27 ............... 6,465,377
18,258,000 2.38%, 05/15/27 ............... 18,939,109
35,000,000 1.00%, 07/31/28 ............... 33,411,328
3,249,000 2.63%, 02/15/29 ............... 3,438,356
35,999,000 1.50%, 02/15/30 ............... 35,340,893
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 58,500,000 1.38%, 11/15/31 ............... $ 56,379,375
767,162,264
Total U.S. Government Securities
(Cost $866,519,099)
862,010,435
Shares
INVESTMENT COMPANY — 1.4%
22,179,431 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(g) ... 22,179,431
Total Investment Company
(Cost $22,179,431)
22,179,431
TOTAL INVESTMENTS — 99.9%
(Cost $1,576,011,229)
$ 1,558,319,595
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
1,187,328
NET ASSETS — 100.0%
$ 1,559,506,923
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2022.
(c) Floating rate security. Rate shown is the rate in effect as of January
31, 2022.
(d) The security has been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(e) Zero coupon security. The rate represents the yield at time of purchase.
(f) Inflation protected security. Principal amount reflects original security face amount.
(g) The rate shown represents the current yield as of January 31, 2022.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 7.2%
Corporate Bonds ............................. 35.3
Municipal Bonds ............................. 0.7
Non-Agency Mortgage-Backed Securities ............ 0.0 *
U.S. Government Securities ..................... 55.3
Other ** ..................................... 1.5
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.